Consolidated Statements of Cash Flows - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash flows from operating activities:
Net loss from continuing operations				$ (279,281)
Net (loss) income	$ (413,421)	$ 36,002	$ 373,939	(279,281)	(32,829)
Adjustments for:
Depreciation expense	19,502	37,247	37,087	40,131
Loss (gain) from disposal of furniture and equipment		10,419	(10,238)	8,331
Written off of rental deposits				27,260
Impairment of leasehold improvements and equipment				55,919
Deferred taxes	(7,964)	47,284	129,322	(43,930)
Changes in:
Accounts receivable	(27,941)	(7,340)
Other receivables	(190,068)	(18,987)	(31,730)	104,305
Prepaid expenses and other current assets	16,305	(39,734)	(51,510)	(1,531)
Accounts payable, other payables and accruals	(121,240)	(1,640)	173,539	(1,576)
Deferred revenue	(79,937)	126,396	367,000	(326)
Income tax payable			28,938
Net cash used in operating activities - continuing operations				(90,698)	(2,500)
Adjustments to reconcile net loss to net cash provided by discontinued operations:
Loss before tax from discontinuing operations					(30,329)
Changes in assets and liabilities					30,602
Net cash provided by operating activities - discontinuing operations					273
Net cash provided by operating activities	(804,764)	189,647	1,016,347	(90,698)	(2,227)
Cash flows from investing activities:
Additions to leasehold improvements and equipment	(1,047)	(151,290)	(116,122)	(2,023)
Proceeds from sale of furniture and equipment		9,161	8,806	2,051
Acquisition of subsidiary, net of cash acquired				68,693
Net cash (used in)/provided by investing activities	(1,047)	(142,129)	(107,316)	68,721
Cash flows from financing activities:
Proceeds from advances from related parties	60,627	251,924	429,849	153,528	2,500
Repayment of advances to related parties	(170,593)	(107,809)	(354,909)	(400,798)
Amount due to related parties			74,941	210,017	2,500
Net cash provided by financing activities - continuing operations				210,017	2,500
Net cash used in financing activities - discontinuing operations					(5,600)
Net cash provided by financing activities	(109,966)	144,115	74,941	210,017	(3,100)
Effect of exchange rate changes on cash and cash equivalents	(13,299)	(2,707)	(7,389)	1,170
Net (decrease) increase in cash and cash equivalents	(929,076)	188,926	976,583	189,210	(5,327)
Cash and cash equivalents at the beginning of period	1,165,793	189,210	189,210		5,327
Cash and cash equivalents at the end of period	236,717	378,136	1,165,793	189,210
Supplemental disclosure of non-cash investing and financing activities:
Income tax paid			9,113
Right-of-use assets obtained in exchange for operating lease obligations	$ 97,352	$ 485,282	$ 197,524
Net liabilities discharged by former owners as part of changes in control					$ 16,467